EQ PREMIER VIP TRUST

EQ/Core Plus Bond Portfolio

SUPPLEMENT DATED AUGUST 3, 2021 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2021, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2021, as supplemented, of EQ Premier VIP Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

The purpose of this Supplement is to provide you with information regarding changes to the portfolio management team for the EQ/Core Plus Bond Portfolio.

Effective July 29, 2021, Carl Whitbeck of AXA Investment Managers, Inc. no longer serves as a member of the team that is responsible for the securities selection, research, and trading for a portion of the EQ/Core Plus Bond Portfolio. All references to Carl Whitbeck in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

Effective immediately, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

The section of the Summary Prospectus and Prospectus entitled “WHO MANAGES THE PORTFOLIO — Sub-Adviser: AXA Investment Managers, Inc. (“AXA IM” or the “Sub-Adviser”)” is amended to add the following information:

Name	Title	Date Began Managing the Portfolio
Michael Graham, CFA®	US High Yield Portfolio Manager at AXA IM	August 2021

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — AXA Investment Managers, Inc.” is amended to add the following information:

Michael Graham, CFA® is a US High Yield Portfolio Manager at AXA IM. Since joining AXA IM in 2007, Mr. Graham has held various leadership roles within the US High Yield team.

The section of the SAI entitled “Appendix B — EQ Premier VIP Trust — Portfolio Manager Information — AXA Investment Managers, Inc.” is amended to add the following information:

AXA Investment Managers, Inc. (“AXA IM” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Sub-Adviser managed by the portfolio manager and the total assets of the accounts managed within each category as of June 30, 2021						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
EQ/Core Plus Bond Portfolio
Michael Graham	2	$169.4M	11	$7.27B	14	$2.98B	n/a	n/a	n/a	n/a	n/a	n/a

Ownership of Shares of the Portfolio as of June 30, 2021

Portfolio Manager	None	$ $	1- 10,000	$ $	10,001- 50,000	$ $	50,001- 100,000	$ $	100,001- 500,000	$ $	500,001- 1,000,000	over $1,000,000
EQ/Core Plus Bond Portfolio
Michael Graham	X